Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		6 Months Ended		12 Months Ended	15 Months Ended
	Nov. 06, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Share-Based Compensation
Average risk-free rate of interest		1.47%		0.67%
Dividend yield (as a percent)		0.00%		0.00%
Incremental compensation cost	$ 285,661	$ 7,891	$ 28,894		$ 16,284
Stock options
Share-Based Compensation
Expected volatility, minimum (as a percent)		38.71%		43.15%
Expected volatility, maximum (as a percent)		41.64%		43.38%
Contractual term		10 years		10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)		$ 0.03		$ 0.05
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)		$ 0.05		$ 0.13